RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2019
Asset retirement obligation
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2019	2018
Asset retirement obligations - long-term, beginning of year	$371,132	$341,077
Asset retirement obligations - current, beginning of year	3,856	8,609
Current year additions and changes in estimate, net	36,032	45,470
Current year accretion	5,791	7,500
Liabilities settled	(3,839)	(2,315)
Foreign exchange revaluation	15,822	(25,353)
Reclassification from long-term to current, end of year	(9,377)	(3,856)
Asset retirement obligations - long-term, end of year	$419,417	$371,132

Environmental remediation liability
Asset retirement obligation and environmental remediation liability
Schedule of environmental remediation liability and reclamation provisions

	As at	As at
	December 31,	December 31,
	2019	2018
Environmental remediation liability - long-term, beginning of year	$9,615	$4,191
Environmental remediation liability - current, beginning of year	1,555	1,429
Current year additions and changes in estimate, net	2,600	8,285
Liabilities settled	(3,269)	(2,370)
Foreign exchange revaluation	506	(365)
Reclassification from long-term to current, end of year	(3,078)	(1,555)
Environmental remediation liability - long-term, end of year	$7,929	$9,615